Note 7 - Other Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
5.	2014 Junior Secured Notes Offering

In March 2014, the Company entered into securities purchase agreements for the private placement of (i) 12% second-priority secured non-convertible promissory notes maturing in 2019 (the “2014 Secured Notes”) and (ii) warrants to purchase 0.3 share of the Company’s common stock for each dollar in principal amount of the 2014 Secured Notes sold by the Company. Pursuant to those securities purchase agreements, the Company sold 2014 Secured Notes in a total aggregate principal amount of $3,725,000, together with warrants to purchase up to 1,117,500 shares of common stock, for aggregate gross proceeds of $3,725,000, before placement agent commissions and other expenses.

The 2014 Secured Notes have a five-year term, and they bear interest at a rate of 12% per year, payable semi-annually, in arrears, on each six-month and one-year anniversary of the issuance date. The 2014 Secured Notes are not convertible into shares of the Company’s common stock. Following the third anniversary of the issuance date, the 2014 Secured Notes may be prepaid, without penalty or premium, provided that all principal and unpaid accrued interest under all 2014 Secured Notes is prepaid at the same time. Prior to the third anniversary of the issuance date, the Company may prepay all, but not less than all, of the principal and unpaid accrued interest under the 2014 Secured Notes at any time, subject to the Company’s payment of the additional prepayment premium stated in the notes. The 2014 Secured Notes are secured by a security interest in the Company’s property and assets, which security interest is junior and subordinate to the security interest that secures the senior secured note payable previously issued by the Company to Brainlab AG.

The warrants issued to the investors are exercisable, in full or in part, at any time prior to the fifth anniversary of the issuance date, at an exercise price of $1.75 per share, subject to adjustment from time to time for stock splits or combinations, stock dividends, stock distributions, recapitalizations and other similar transactions. Assumptions used in calculating the fair value of the warrants using the Black-Scholes valuation model were:

Dividend yield	0%
Expected volatility	47.5% - 47.7%
Risk free interest rates	1.73% - 1.76%
Expected lives (in years)	5.0

The Company allocated the $3,725,000 in proceeds proportionately between the 2014 Secured Notes and the warrants issued to investors based on their relative fair values, with $413,057 being recorded as equity. The 2014 Secured Notes were recorded at the principal amount less a discount equal to the $413,057 amount recorded as equity. This discount is being amortized to interest expense over the five year term of the notes using the effective interest method.

Non-employee directors of the Company invested a total of $1,100,000, either directly or through a trust. The Company’s placement agents earned cash commissions of $145,500 as well as warrants to purchase 72,750 shares of the Company’s common stock. The placement agent warrants have the same terms and conditions as the investor warrants. The placement agent cash commissions, the $30,210 fair value of the placement agent warrants, and other offering expenses totaling $76,186 were recorded as deferred financing costs and are classified as other assets. These deferred financing costs are being amortized to interest expense over the term of the 2014 Secured Notes using the effective interest method.

7.     Other Notes Payable

Note Payable

The Company had a $2,000,000 subordinated secured convertible note (“April 2011 Note”) payable to a medical device co-development partner (“Strategic Partner”). Upon issuance, the April 2011 Note was scheduled to mature in April 2016, unless earlier converted, and it accrued interest at the rate of 10% per year. The April 2011 Note was amended in February 2012, to, among other things, provide the Strategic Partner the option to convert the April 2011 Note into shares of the Company’s common stock at a conversion price of $0.60 per share at any time on or before February 23, 2013.

On February 21, 2013, the Strategic Partner delivered notice to the Company of its election to convert the April 2011 Note into shares of the Company’s common stock at the conversion price of $0.60 per share. However, prior to the issuance of those conversion shares, on March 6, 2013, the Company and the Strategic Partner entered into a loan modification. As a result of that loan modification, the Strategic Partner revoked its election to convert the April 2011 Note into shares of common stock. Under the loan modification, the Company issued an amended and restated subordinated secured note to the Strategic Partner (the “Amended and Restated Note”) which amended the April 2011 Note (i) to remove the equity conversion feature, such that the Amended and Restated Note is not convertible into any shares of the Company’s capital stock, (ii) to reduce the interest rate, beginning March 6, 2013, from 10% per year to 5.5% per year, (iii) to ease certain restrictive loan covenants, and (iv) to reflect a new note principal balance of $4,289,444, which represents the sum of (A) the original principal balance of the April 2011 Note in the amount of $2,000,000, plus (B) interest accrued under the April 2011 Note through March 6, 2013 in the amount of $389,444, plus (C) $1,900,000. The Amended and Restated Note completely replaced and superseded the April 2011 Note. The Amended and Restated Note matures in April 2016, and principal and accrued interest under the Amended and Restated Note is payable in a single installment upon maturity. Like the April 2011 Note, the Amended and Restated Note is secured by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interest that secures the Boston Scientific Notes.

The Company calculated the fair value of the Amended and Restated Note, as of the loan modification date, based on the amended terms. On the date of the loan modification, the fair value of the Amended and Restated Note, with its principal balance of $4,289,444, was $3,745,621. The difference between the fair value of the Amended and Restated Note on the date of the loan modification and the carrying value of the April 2011 Note and related accrued interest immediately prior to the loan modification, resulted in a charge to other expense of $1,356,177 in the statement of operations during the year ended December 31, 2013. The $543,823 difference between the principal amount of the Amended and Restated Note and the fair value of the Amended and Restated Note on the date of the loan modification was recorded as a debt discount and is being amortized to interest expense using the effective interest method over the term of the Amended and Restated Note.

Junior Secured Notes Payable

In November 2010, the Company issued an aggregate of 10,714,286 units and received proceeds of $3,000,000. The units were sold to existing stockholders and other existing securityholders of the Company. Each unit consisted of a junior secured note, and one share of the Company’s common stock. The Company issued 10,714,286 shares of common stock and junior secured notes in the aggregate principal amount of $3,000,000. The notes mature in November 2020 and accrue interest at the rate of 3.5% per year. The notes are secured by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interests that secure the Boston Scientific Notes and the Amended and Restated Note. All outstanding principal and interest on the junior secured notes will be due and payable in a single payment upon maturity.

Under GAAP, the Company allocated the $3,000,000 in proceeds from the sale of the units between the junior secured notes and the shares of common stock based on their relative fair values, with $2,775,300 being recorded as equity. The junior secured notes were recorded at the principal amount of $3,000,000 less a discount of $2,775,300. This discount is being amortized to interest expense over the 10-year term of the notes using the effective interest method. The fair value of the notes was estimated based on an assumed market interest rate for notes of similar terms and risk. The fair value of the Company’s common stock was estimated by management using a market approach, with input from a third-party valuation specialist.

Four officers of the Company purchased an aggregate of 882,726 units in the offering for $247,164. In addition, three non-employee directors of the Company also purchased an aggregate of 567,203 units for $158,816 in the offering.